SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade payables	$ 157,705	$ 40,241
VAT, income and dividend taxes payable	28,027	43,703
Salaries payable	72,783	70,417
Trade payables and accrued liabilities	$ 258,515	$ 154,361